Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
The provision (benefit) for income taxes for the year ended December 31, 2023, 2022 and 2021 is comprised of the following:

Provision (Benefit) for Income Taxes

dollars in millions	Year ended December 31
	2023	2022	2021
Current U.S. federal income tax provision	$400	$58	$140
Deferred U.S. federal income tax provision / (benefit)	46	170	(6)
Total federal income tax provision	446	228	134
Current state and local income tax provision	372	4	21
Deferred state and local income tax (benefit) / provision	(222)	23	(1)
Total state and local income tax provision	150	27	20
Total non-U.S. income tax provision	15	9	—
Total provision for income taxes	$611	$264	$154

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation from the U.S. Federal statutory rate to BancShares’ actual effective income tax rate for the year ended December 31, 2023, 2022 and 2021 is presented below. Income tax expense (benefit) includes, if applicable, federal, state and foreign taxes.

Percentage of Pretax Income

dollars in millions	Effective Tax Rate
	2023			2022			2021
	Pretax Income	Income Tax Expense (Benefit)	Percentage of Pretax Income	Pretax Income	Income Tax Expense (Benefit)	Percentage of Pretax Income	Pretax Income	Income Tax Expense (Benefit)	Percentage of Pretax Income
Federal income taxes and rate	$12,077	$2,536	21.0%	$1,362	$286	21.0%	$701	$147	21.0%
Increase (decrease) due to:
State and local income taxes, net of federal income tax benefit		804	6.7%		53	3.9%		16	2.2%
Gain on acquisition		(2,703)	(22.4)%		(105)	(7.7)%		—	—%
Domestic tax credits		(26)	(0.2)%		(20)	(1.5)%		(5)	(0.7)%
Effect of BOLI surrender(1)		—	—%		48	3.5%		—	—%
Deferred tax liability adjustment		11	0.1%		(8)	(0.6)%		—	—%
Difference in tax rates applicable to non-U.S. earnings		1	—%		1	0.1%		—	—%
Repayment of claim of right income		—	—%		—	—%		(2)	(0.3)%
Valuation allowances		(40)	(0.3)%		(5)	(0.4)%		—	—%
Other		28	0.2%		14	1.1%		(2)	(0.2)%
Provision for income taxes and effective tax rate		$611	5.1%		$264	19.4%		$154	22.0%
(1) Includes penalty taxes.

Schedule of Components of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to deferred income tax assets and liabilities at December 31, 2023 and 2022 are presented below:

Components of Deferred Income Tax Assets and Liabilities

dollars in millions	2023	2022
Deferred Tax Assets:
Net operating loss carry forwards	$118	$358
Basis difference in loans	—	57
Allowance for loan and lease losses	542	252
Accrued liabilities and reserves	104	37
Deferred compensation	152	51
Lease liabilities	115	92
Domestic tax credits	21	176
Mark to market adjustments	21	28
Capitalized costs	75	15
Net unrealized loss on investment securities available for sale	235	275
Other	42	48
Total gross deferred tax assets	1,425	1,389
Deferred Tax Liabilities:
Operating leases	(1,729)	(1,311)
Basis difference in loans	(2,598)	—
Right of use assets for operating leases	(110)	(86)
Loans and direct financing leases	(260)	(43)
Deferred BOLI gain	—	(15)
Intangibles	(56)	(5)
Nonmarketable equity securities	(14)	(9)
Fixed assets	(17)	(6)
Pension assets	(110)	(54)
Prepaid expenses	(14)	(14)
Market discount accretion	(33)	(35)
Other	(35)	(27)
Total deferred tax liabilities	(4,976)	(1,605)
Total net deferred tax liability before valuation allowances	(3,551)	(216)
Less: valuation allowances	(28)	(70)
Net deferred tax liability after valuation allowances	$(3,579)	$(286)

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits ("UTBs") is as follows:

Unrecognized Tax Benefits (1)

	December 31, 2023			December 31, 2022
dollars in millions	Liabilities for Unrecognized Tax Benefits	Interest / Penalties	Total	Total
Balance at beginning of period	$27	$3	$30	$31
Effect of CIT Merger	—	—	—	6
Additions for tax positions related to prior years	4	1	5	1
Reductions for tax positions of prior years	—	—	—	(2)
Expiration of statutes of limitations	(2)	—	(2)	(1)
Settlements	(1)	(1)	(2)	(5)
Balance at end of period	$28	$3	$31	$30
(1) Tabular rollforward does not present the comparable data for 2021, as activity for that year was not material.

Summary of Income Tax Audits
The table below presents the earliest tax years that remain subject to examination by major jurisdiction.

Jurisdiction	December 31, 2023
U.S. Federal	2020
New York State and City	2015
North Carolina	2019
California	2017
Canada	2016